Expense Example - Emerging Markets Optical & Photonics ETF [Member]	Nov. 10, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 78
Expense Example, with Redemption, 3 Years	$ 243